CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Contract with customer liability current	¥ 203,482	¥ 171,303
Deferred revenue from governments	13,770	17,789
Sale and lease back transaction amount due under financing arrangement current	64,140	14,577
Accounts payable current	8,064	11,207
Income tax payables current	15,377	6,055
Amounts due to related parties current	218,996	113,359
Contract with customers liability non-current	7,274	5,778
Deferred revenue from governments	12,370	4,032
Sale and lease back transaction amount due under financing arrangement non-current	28,643	7,453
Deferred tax liabilities	¥ 11,933	¥ 12,323
Common stock, shares authorized | shares	5,000,000,000	5,000,000,000
Common stock, shares issued | shares	70,488,700	70,488,700
Common stock, shares outstanding | shares	70,488,700	70,488,700
Variable Interest Entity, Primary Beneficiary [Member]
Contract with customer liability current	¥ 203,248	¥ 169,151
Deferred revenue from governments	13,770	17,789
Sale and lease back transaction amount due under financing arrangement current	64,140	14,577
Accounts payable current	3,655	4,331
Income tax payables current	5,763	2,854
Amounts due to related parties current	72,648	54,056
Contract with customers liability non-current	7,274	3,790
Sale and lease back transaction amount due under financing arrangement non-current	28,643	7,453
Deferred tax liabilities	11,933	12,323
Nonrecourse [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Contract with customer liability current	203,248	169,151
Deferred revenue from governments	13,770	17,789
Sale and lease back transaction amount due under financing arrangement current	64,140	14,577
Accounts payable current	3,655	4,331
Accured expenses and other payables current	68,078	67,167
Income tax payables current	5,763	2,854
Amounts due to related parties current	72,648	54,065
Contract with customers liability non-current	7,274	3,790
Deferred revenue from governments	12,370	4,032
Sale and lease back transaction amount due under financing arrangement non-current	28,643	7,453
Other payables non-current	6,276	2,760
Deferred tax liabilities	¥ 11,933	¥ 12,323